Other Assets - Schedule of Other Assets (Parenthetical) (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Other Assets [Abstract]
Loans to employees	¥ 3,499	$ 503
Advance to employees	71	10
Receivables from employees	¥ 867	$ 125